Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Net operating loss carryforward
Startup/Organization Expenses	217,481	121,654
Total deferred tax asset	217,481	121,654
Valuation allowance	(217,481)	(121,654)
Deferred tax asset, net of allowance